Label	Element	Value
AllianzGI Global Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Virtus AllianzGI Global Allocation Fund (formerly AllianzGI Global Allocation Fund)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks after-inflation capital appreciation and current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The tables below illustrate the fees and expenses that you may pay if you buy, hold and sell shares of the fund. In addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of the Class P shares of the fund, which are not reflected in the table or examples below.
		You may qualify for sales charge discounts in Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Funds. More information on these and other discounts is available: (i) from your financial advisor or other financial intermediary; (ii) under “Sales Charges” on page 170 of the fund’s prospectus; (iii) with respect to purchase of shares through specific intermediaries, in Appendix A to the fund’s prospectus, entitled “Intermediary Sales Charge Discounts and Waivers;” and (iv) under “Alternative Purchase Arrangements” on page 130 of the fund’s statement of additional information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(expenses that you pay each year as apercentage of the value of yourinvestment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 141% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	141.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses are based on estimated amounts for the current fiscal year to reflect the new investment advisory agreement with VIA, and the new sub-advisory agreement with Allianz Global Investors U.S. LLC approved by the fund’s shareholders at the Combined Special meeting of the Shareholders of Allianz Funds and Allianz Multi-Strategy Trust on October 28, 2020.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses do not match the Ratio of Expenses to Average Net Assets of the fund as set forth in the Financial Highlights table of the fund’s prospectus, in part, because the Ratio of Expenses to Average Net Asset in the prospectus reflects the operating expenses of the fund and does not include Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods or continued to hold them. The example also assumes that your investment has a 5% return each year, that the fund’s operating expenses remain the same and that the expense reimbursement agreement remains in place for the contractual period. The Examples are based, for the first two years, on Total Annual Fund Operating Expenses After Expense Reimbursement and, for all other periods, on Total Annual Fund Operating Expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks and PerformancePrincipal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The fund seeks to achieve its investment objective through a combination of active allocation between asset classes and actively managed strategies within those asset classes. The fund allocates its investments among asset classes in response to changing market, economic, and political factors and events that the portfolio managers believe may affect the value of the fund’s investments. In making investment decisions for the fund, the portfolio managers seek to identify trends and turning points in the global markets. To gain exposure to the various asset classes, the fund incorporates actively managed underlying strategies, both directly through dedicated teams managing separate sleeves of the fund and indirectly through investments in affiliated mutual funds, and may also make use of passive instruments. Under normal circumstances, the fund invests directly and indirectly in globally diverse equity securities, fixed-income securities, and long and short positions across multiple asset classes. The fund may also invest in exchange-traded funds (“ETFs”), unaffiliated mutual funds, other pooled vehicles and derivative instruments such as futures, among others. The fund’s actively managed underlying strategies incorporate environmental, social and governance (“ESG”) factors into the selection of individual securities, and the portfolio managers also consider ESG factors in the construction of the overall portfolio. The fund’s allocations to different strategies and instruments are expected to vary over time and from time to time.
The fund’s baseline long-term allocation consists of 60% to global equity exposure (the “Equity Component”) and 40% to fixed income exposure (the “Fixed Income Component”), which is also the allocation of the blended benchmark index against which the fund’s portfolio is managed. The Equity Component can include direct or indirect exposure to equity securities of any market capitalization, any sector and from any country, including emerging markets. The fund expects to invest a significant portion of the Equity Component into Virtus AllianzGI Global Sustainability Fund, an affiliated mutual fund. The Fixed Income Component primarily consists of U.S. government and government agency debt, U.S. investment grade securities, U.S. securitized debt and U.S. short-term high yield corporate bonds. The portfolio managers will typically over- or under-weight the fund’s portfolio against this baseline long-term allocation, depending upon the portfolio managers’ view of the relative attractiveness of the investment opportunities available, which will change over time. The fund may also use an “Opportunistic Component” whereby it invests up to 30% of its assets in any combination of asset classes outside of the core holdings in the Equity Component or the Fixed Income Component. The particular asset classes represented by investments within the Opportunistic Component are expected to change over time as the portfolio managers identify trends and opportunities. Currently, the portfolio managers focus their Opportunistic Component positions around the following asset classes: emerging market debt, international debt (which may be denominated either in non-U.S. currencies
or in U.S. dollars), intermediate and long-term high yield debt (commonly known as “junk bonds”), commodities, managed futures strategies, volatility-linked derivatives, and ETFs associated with ESG-oriented themes
such as clean energy. Investments made through dedicated single asset class sleeves of the fund such as fixed income and equity sleeves of the fund (as described below) are not considered part of the Opportunistic Component, even where the specific type of instrument falls under one of the asset classes listed above as the current focus of the Opportunistic Component. The fact that investments are considered part of the Opportunistic Component does not mean that the fund will hold them for only a short time; the portfolio managers have discretion to hold individual Opportunistic Component positions for medium or longer terms.
Depending on market conditions, the Equity Component may range between approximately 50% and 70% of the fund’s assets and the Fixed Income Component may range between approximately 20% and 60% of the fund’s assets. As a result of its derivative positions, the fund may have gross investment exposures in excess of 100% of its net assets (i.e., the fund may be leveraged) and therefore subject to heightened risk of loss. The fund’s performance can depend substantially on the performance of assets or indices underlying its derivatives even through it does not directly or indirectly own those underlying assets or indices.
The portfolio managers adjust the fund’s exposure to the Equity Component, the Fixed Income Component, and the Opportunistic Component in response to momentum and momentum reversion signals to increase the return potential in favorable markets. Momentum is the tendency of investments to exhibit persistence in their performance. Momentum reversion is the tendency that a performance trend will ultimately change and move in an opposite direction. The portfolio managers believe negative momentum suggests future periods of negative investment returns and increased volatility, whereas positive momentum suggests future periods of positive investment returns and typical levels of market volatility. When the portfolio managers recognize negative momentum for an asset class, the fund may reduce its exposure to that asset class; and when they recognize positive momentum, the portfolio managers may increase exposure.
In addition to the momentum and momentum reversion signals, the portfolio managers also apply fundamental analysis to locate opportunities to seek to improve the fund’s return. Fundamental analysis may contribute to an adjustment of the fund’s exposure to the asset classes that exhibit the strongest return prospects. The fundamental analysis attempts to locate opportunities not identified from momentum-related signals. Furthermore, the portfolio managers expect to make use of volatility-linked derivatives to take advantage of differences between realized and implied volatility on a range of asset classes and to hedge risks in the portfolio.
In conjunction with their fundamental analysis, the portfolio managers seek to gain exposure to desired asset classes primarily through actively managed underlying strategies (including the strategy employed by Virtus AllianzGI Global Sustainability Fund within the Equity Component) that apply ESG factors and they consider ESG factors in the construction of the overall portfolio. The portfolio managers believe that investing in companies with strong records for managing ESG risks can generate long-term competitive financial returns and positive societal impact.
Within the Fixed Income Component limits described above, the fund intends to make use of an integrated ESG security selection strategy (“U.S. Fixed Income Sleeve”) that is managed by a dedicated team of portfolio managers. This strategy focuses on investments in bonds, notes, other debt instruments and preferred securities, including derivatives relating to such investments. The portfolio managers invest in a diversified portfolio of high-quality bonds that generates return primarily through security selection and sector rotation with an investment grade focus. The U.S. Fixed Income Sleeve may also invest in high yield debt (commonly known as “junk bonds”). The strategy is based on bottom-up
fundamental credit research, which takes into account the potential financial impact of ESG issues facing corporations.
The fundamental bottom-up analysis will
consider ESG factors alongside financial factors in the security selection and overall risk management process. The evaluation process aims to mitigate extreme losses through ESG tail risk management. Portfolio managers have the ability to weight risks relative to market compensation and relative to corporate strategies that seek to address identified ESG concerns. The U.S. Fixed Income Sleeve portfolio managers benchmark their performance against the Bloomberg Barclays US Aggregate Bond Index and the Bloomberg Barclays MSCI US Aggregate ESG Focus Index. Investments made through the U.S. Fixed Income Sleeve are not considered “opportunistic” holdings, even where the specific instruments (e.g., high yield debt) would otherwise be eligible for inclusion in the Opportunistic Component.
As a portion of the Equity Component described above, the fund intends to make use of a managed volatility strategy that focuses on investments in globally diverse equity securities, including emerging market equities (“Managed Volatility Sleeve”), and is managed by a dedicated team of portfolio managers. The strategy of the Managed Volatility Sleeve centers on the team’s belief that individual investment styles (Value, Revisions, Momentum, Growth, and Quality) carry long-term “risk premiums” that are largely independent of the current economic or market environment that can be captured using a disciplined investment approach. “Risk premiums” represent the added value resulting from investments in certain sub-segments of
the market that may carry higher risks but have historically led to higher return. Additionally, the portfolio managers apply an investment constraint requiring each individual security within the Managed Volatility Sleeve to have earned a minimum rating for any of the three “E”, “S”, or “G” components at the time of purchase. The ESG screening process begins with scores developed by MSCI that are based on company sustainability disclosure, government and academic data and media searches, among other sources. An internal ESG research team may then adjust the scores based on proprietary fundamental analysis of the MSCI flagged ESG-related risks.
The sleeve’s strategy
focuses on the overall management of portfolio volatility and favors stocks that demonstrate lower beta and is measured against the performance of the MSCI ACWI Minimum Volatility Index.
The fund may invest in any type of equity or fixed income security, including common and preferred stocks, warrants and convertible securities, mortgage-backed securities, asset-backed securities and government and corporate bonds. The fund may invest in securities of companies of any capitalization, including smaller capitalization companies. The fund also may make investments intended to provide exposure to one or more commodities or securities indices, currencies, and real estate-related securities. The fund is expected to be highly diversified across industries, sectors, and countries. The fund may liquidate a holding if it locates another instrument that offers a more attractive exposure to an asset class or when there is a change in the fund’s target asset allocation or allocation among dedicated sleeves, or if the instrument is otherwise deemed inappropriate.
In implementing these investment strategies, the fund may make substantial use of over-the-counter
(OTC) or exchange-traded derivatives, including futures contracts, interest rate swaps, total return swaps, credit default swaps, options (puts and calls) purchased or sold by the fund, currency forwards, and structured notes. The fund may use derivatives for a variety of purposes, including: as a hedge against adverse changes in the market price of securities, interest rates, or currency exchange rates; as a substitute for purchasing or selling securities; to increase the fund’s return as a non-hedging strategy that
may be considered speculative; and to manage portfolio characteristics. When making use of volatility-linked derivatives as part of its Opportunistic Component, the fund will enter into instruments such as variance swaps, volatility futures and similar volatility instruments that reference indexes representing targeted asset classes, such as variance swaps on the S&P 500 Index or on the Euro Stoxx 50 Index. Derivatives positions are eligible to be held in any of the Equity Component, the Fixed Income Component and the Opportunistic Component of the fund. The fund may maintain a significant percentage of its assets in cash and cash equivalents which will serve as margin or collateral for the fund’s obligations under derivative transactions.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The fund may not achieve its objective(s), and it is not intended to be a complete investment program. The value of the fund’s investments that supports your share value may decrease.

If between the time you purchase shares and the time you sell shares the value of the fund’s investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the subadviser expects. As a result, the value of your shares may decrease. In addition, you will also be subject to the risks associated with the principal investment strategies of any closed-end
funds and ETFs in which the fund invests. Purchase and redemption activities by fund shareholders may impact the management of the fund and its ability to achieve its investment objective(s). The principal risks of investing in the fund are identified below (in alphabetical order after the first seven risks):

>
Allocation Risk.
  If the fund’s exposure to equities and fixed income securities, or to other asset classes, deviates from the intended allocation, or if the fund’s allocation is not optimal for market conditions at a given time, the fund’s performance may suffer.

>
Market Volatility Risk.
  The value of the securities in the fund may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be short- or long-term. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the fund and its investments, including hampering the ability of the fund’s portfolio manager(s) to invest the fund’s assets as intended.

>
Issuer Risk.
  The fund will be affected by factors specific to the issuers of securities and other instruments in which the fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers.

>
Sustainable Investing Risk
.  Because the fund focuses on investments in companies that the Manager believes exhibit strong environmental, social, and corporate governance records, the fund’s universe of investments may be smaller than that of other funds and broad equity benchmark indices.

>	Underlying Fund Risk. The fund will be indirectly affected by factors, risks and performance specific to any other fund in which it invests.

>
Equity Securities Risk.
  The value of the stocks held by the fund may be negatively affected by the financial market, industries in which the fund invests, or issuer-specific events. Focus on a particular style or in small or medium-sized
companies may enhance that risk.

>
Debt Instruments Risk.
  Debt instruments are subject to greater levels of credit and liquidity risk, may be speculative and may decline in value due to changes in interest rates or an issuer’s or counterparty’s deterioration or default.

>
Commodity and Commodity-linked Instruments Risk.
Commodities and commodity-linked instruments will subject the fund’s portfolio to greater volatility than investments in traditional securities. Commodity-linked instruments may experience returns different than the commodity they attempt to track and may also be exposed to counterparty risk.

>
Counterparty Risk.
  A counterparty to a derivatives contract, repurchase agreement, a loan of portfolio securities or an unsettled transaction may be unable or unwilling to make timely settlement payments or otherwise honor its obligations to the fund.

>
Credit Risk.
If the issuer of a debt instrument fails to pay interest or principal in a timely manner, or negative perceptions exist in the market of the issuer’s ability to make such payments, the price of the security may decline.

>	Currency Rate Risk. Fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of the fund’s shares.

>
Derivatives Risk.
  Derivatives may include, among other things, futures, options, forwards and swap agreements and may be used in order to hedge portfolio risks, create leverage or attempt to increase returns. Investments in derivatives may result in increased volatility and the fund may incur a loss greater than its principal investment.

>
Emerging Markets Risk.
  Foreign investing risk may be particularly high to the extent that the fund invests in emerging market securities. Emerging markets securities may be more volatile, or more greatly affected by negative conditions, than those of their counterparts in more established foreign markets.

>	Focused Investment Risk. To the extent the fund focuses its investments on a limited number of issuers, sectors, industries or geographic regions, it may be subject to increased risk and volatility.

>
Foreign Investing Risk.
  Investing in foreign securities subjects the fund to additional risks such as increased volatility; currency fluctuations; less liquidity; and political, regulatory, economic, and market risk.

>
High-Yield Fixed Income Securities (Junk Bonds) Risk.
  High-yield or junk bonds are subject to greater levels of credit and liquidity risk, may be speculative and may decline in value due to increases in interest rates or an issuer’s deterioration or default.

>	Index Risk. Investments in index-linked derivatives are subject to the risks associated with the applicable index.

>	Interest Rate Risk. The values of debt instruments may rise or fall in response to changes in interest rates, and this risk may be enhanced for securities with longer maturities.
>
Leverage Risk.
  When a fund leverages its portfolio by borrowing or certain types of transactions or instruments, including derivatives, fund may be less liquid, may liquidate positions at an unfavorable time, and the volatility of the fund’s value may increase.

>
Liquidity Risk.
  Certain securities may be substantially less liquid than many other securities, such as U.S. Government securities or common stocks. To the extent the fund invests in less liquid securities or the level of liquidity in a particular market is constrained, the lack of an active market for investments may cause delay in disposition or force a sale below fair value.

>
Mortgage-Backed and Asset-Backed Securities Risk.
Changes in interest rates may cause both extension and prepayment risks for mortgage-backed and asset-backed securities. These securities are also subject to risks associated with the non-repayment
of underlying collateral, including losses to the fund.

>	Portfolio Turnover Risk. High levels of portfolio turnover increase transaction costs and taxes and may lower investment performance.

>
Real Estate Investment Risk.
  The fund may be negatively affected by changes in real estate values or economic conditions, credit risk and interest rate fluctuations, changes in the value of the underlying real estate and defaults by lessees and/or borrowers. Adverse changes in the real estate markets may affect the value of REIT investments or real estate-linked derivatives.

>
Small and Medium Market Capitalization Companies Risk.
  The fund’s investments in small and medium market capitalization companies may increase the volatility and risk of loss to the fund, as compared with investments in larger, more established companies.

>	Variable Distribution Risk. Periodic distributions by investments of variable or floating interest rates vary with fluctuations in market interest rates.
Please see “More Information About Risks Related to Principal Investment Strategies” in the fund’s prospectus for a more detailed description of the fund’s risks.

Risk Lose Money [Text]	rr_RiskLoseMoney	If between the time you purchase shares and the time you sell shares the value of the fund’s investments decreases, you will lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.
The bar chart shows changes in the fund’s performance from year to year over the life of the fund. The table shows how the fund’s average annual returns compare to those of two broad-based securities market indexes and a composite benchmark that reflects the market sectors in which the fund invests. Updated performance information
is available at virtus.com or by calling
800-243-1574.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows changes in the fund’s performance from year to year over the life of the fund. The table shows how the fund’s average annual returns compare to those of two broad-based securities market indexes and a composite benchmark that reflects the market sectors in which the fund invests.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-243-1574
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	virtus.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Class A Shares
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	Returns do not reflect sales charges and would be lower if they did.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Returns do not reflect sales charges and would be lower if they did.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter:	Q2/2020 :	13.23%	Worst Quarter:	Q3/2011 :	-13.24%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.23%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.24%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended 12/31/20)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A Shares; after-tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The Bloomberg Barclays U.S. Aggregate Bond Index represents securities that are
SEC-registered,
taxable, and dollar denominated. The index is composed of securities from the Bloomberg Barclays Capital Government/ Credit Bond Index, Mortgage-Backed Securities Index, and Asset-Backed Securities Index. It is generally considered to be representative of the domestic, investment-grade, fixed-rate, taxable bond market. It is not possible to invest directly in the index.
After-tax
returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
After-tax
returns are shown only for Class A Shares;
after-tax
returns for other classes will vary. Actual
after-tax
returns depend on the investor’s tax situation and may differ from those shown.
After-tax
returns are not relevant to investors who hold fund shares in tax-deferred
accounts or to shares held by
non-taxable
entities.

AllianzGI Global Allocation Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Contingent Deferred Sales Charge (CDSC) (load) (as a percentage of the lower of original purchase price or NAV)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and Shareholder Servicing (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.30%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.39%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.64%	[3]
Less: Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.73%)	[4]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.91%	[4]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts in Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
1 Year	rr_ExpenseExampleYear01	638
3 Years	rr_ExpenseExampleYear03	900
5 Years	rr_ExpenseExampleYear05	1,259
10 Years	rr_ExpenseExampleYear10	2,267
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	638
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	900
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,259
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,267
2011	rr_AnnualReturn2011	(3.56%)
2012	rr_AnnualReturn2012	12.58%
2013	rr_AnnualReturn2013	11.27%
2014	rr_AnnualReturn2014	1.72%
2015	rr_AnnualReturn2015	(1.81%)
2016	rr_AnnualReturn2016	3.50%
2017	rr_AnnualReturn2017	16.90%
2018	rr_AnnualReturn2018	(8.73%)
2019	rr_AnnualReturn2019	17.89%
2020	rr_AnnualReturn2020	13.97%
1 Year	rr_AverageAnnualReturnYear01	7.70%
5 Years	rr_AverageAnnualReturnYear05	6.99%
10 Years	rr_AverageAnnualReturnYear10	5.40%
Fund Inception	rr_AverageAnnualReturnSinceInception	5.77%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 1998
AllianzGI Global Allocation Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (CDSC) (load) (as a percentage of the lower of original purchase price or NAV)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and Shareholder Servicing (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.28%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.39%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.37%	[3]
Less: Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.71%)	[4]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.66%	[4]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	For Class C shares, the CDSC is imposed only on shares redeemed in the first year.
1 Year	rr_ExpenseExampleYear01	$ 269
3 Years	rr_ExpenseExampleYear03	600
5 Years	rr_ExpenseExampleYear05	1,133
10 Years	rr_ExpenseExampleYear10	2,594
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	169
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	600
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,133
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,594
1 Year	rr_AverageAnnualReturnYear01	12.04%
5 Years	rr_AverageAnnualReturnYear05	7.37%
10 Years	rr_AverageAnnualReturnYear10	5.21%
Fund Inception	rr_AverageAnnualReturnSinceInception	5.25%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 1998
AllianzGI Global Allocation Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (CDSC) (load) (as a percentage of the lower of original purchase price or NAV)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and Shareholder Servicing (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.25%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.39%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.84%	[3]
Less: Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.73%)	[4]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.11%	[4]
1 Year	rr_ExpenseExampleYear01	$ 113
3 Years	rr_ExpenseExampleYear03	432
5 Years	rr_ExpenseExampleYear05	855
10 Years	rr_ExpenseExampleYear10	2,035
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	113
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	432
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	855
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,035
1 Year	rr_AverageAnnualReturnYear01	13.64%
5 Years	rr_AverageAnnualReturnYear05	7.97%
10 Years	rr_AverageAnnualReturnYear10	5.79%
Fund Inception	rr_AverageAnnualReturnSinceInception	5.80%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 1998
AllianzGI Global Allocation Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (CDSC) (load) (as a percentage of the lower of original purchase price or NAV)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and Shareholder Servicing (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.30%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.39%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.39%	[3]
Less: Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.71%)	[4]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.68%	[4]
1 Year	rr_ExpenseExampleYear01	$ 69
3 Years	rr_ExpenseExampleYear03	296
5 Years	rr_ExpenseExampleYear05	621
10 Years	rr_ExpenseExampleYear10	1,541
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	69
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	296
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	621
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,541
1 Year	rr_AverageAnnualReturnYear01	14.17%
5 Years	rr_AverageAnnualReturnYear05	8.43%
10 Years	rr_AverageAnnualReturnYear10	6.24%
Fund Inception	rr_AverageAnnualReturnSinceInception	6.44%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 1998
AllianzGI Global Allocation Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (CDSC) (load) (as a percentage of the lower of original purchase price or NAV)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and Shareholder Servicing (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.25%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.39%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.34%	[3]
Less: Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.73%)	[4]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.61%	[4]
1 Year	rr_ExpenseExampleYear01	$ 62
3 Years	rr_ExpenseExampleYear03	276
5 Years	rr_ExpenseExampleYear05	590
10 Years	rr_ExpenseExampleYear10	1,481
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	62
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	276
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	590
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,481
1 Year	rr_AverageAnnualReturnYear01	14.21%
5 Years	rr_AverageAnnualReturnYear05	8.54%
10 Years	rr_AverageAnnualReturnYear10	6.35%
Fund Inception	rr_AverageAnnualReturnSinceInception	6.54%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 1998
AllianzGI Global Allocation Fund | Class P
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (CDSC) (load) (as a percentage of the lower of original purchase price or NAV)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and Shareholder Servicing (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.34%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.39%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.43%	[3]
Less: Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.72%)	[4]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.71%	[4]
1 Year	rr_ExpenseExampleYear01	$ 73
3 Years	rr_ExpenseExampleYear03	306
5 Years	rr_ExpenseExampleYear05	640
10 Years	rr_ExpenseExampleYear10	1,585
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	73
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	306
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	640
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,585
1 Year	rr_AverageAnnualReturnYear01	14.13%
5 Years	rr_AverageAnnualReturnYear05	8.46%
10 Years	rr_AverageAnnualReturnYear10	6.24%
Fund Inception	rr_AverageAnnualReturnSinceInception	6.27%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 1998
AllianzGI Global Allocation Fund | Administrative Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (CDSC) (load) (as a percentage of the lower of original purchase price or NAV)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and Shareholder Servicing (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.25%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.39%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.59%	[3]
Less: Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.73%)	[4]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.86%	[4]
1 Year	rr_ExpenseExampleYear01	$ 88
3 Years	rr_ExpenseExampleYear03	355
5 Years	rr_ExpenseExampleYear05	723
10 Years	rr_ExpenseExampleYear10	1,762
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	88
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	355
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	723
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,762
1 Year	rr_AverageAnnualReturnYear01	13.99%
5 Years	rr_AverageAnnualReturnYear05	8.26%
10 Years	rr_AverageAnnualReturnYear10	6.03%
Fund Inception	rr_AverageAnnualReturnSinceInception	6.09%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 1998
AllianzGI Global Allocation Fund | Return After Taxes on Distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.43%
5 Years	rr_AverageAnnualReturnYear05	4.70%
10 Years	rr_AverageAnnualReturnYear10	3.56%
Fund Inception	rr_AverageAnnualReturnSinceInception	3.93%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 1998
AllianzGI Global Allocation Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.87%
5 Years	rr_AverageAnnualReturnYear05	4.65%
10 Years	rr_AverageAnnualReturnYear10	3.54%
Fund Inception	rr_AverageAnnualReturnSinceInception	3.86%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 1998
AllianzGI Global Allocation Fund | MSCI All Country World Index (returns reflect no deduction for fees or expenses but are net of dividend tax withholding)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.25%
5 Years	rr_AverageAnnualReturnYear05	12.26%
10 Years	rr_AverageAnnualReturnYear10	9.13%
Fund Inception	rr_AverageAnnualReturnSinceInception	6.79%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 1998
AllianzGI Global Allocation Fund | Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.51%
5 Years	rr_AverageAnnualReturnYear05	4.44%
10 Years	rr_AverageAnnualReturnYear10	3.84%
Fund Inception	rr_AverageAnnualReturnSinceInception	4.83%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 1998
AllianzGI Global Allocation Fund | 60% MSCI ACWI, 40% BloombergBar AG
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.49%
5 Years	rr_AverageAnnualReturnYear05	9.37%
10 Years	rr_AverageAnnualReturnYear10	7.25%
Fund Inception	rr_AverageAnnualReturnSinceInception	6.34%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 1998

[1]	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.
[2]	Other expenses are based on estimated amounts for the current fiscal year to reflect the new investment advisory agreement with VIA, and the new sub-advisory agreement with Allianz Global Investors U.S. LLC approved by the fund’s shareholders at the Combined Special meeting of the Shareholders of Allianz Funds and Allianz Multi-Strategy Trust on October 28, 2020.
[3]	Total Annual Fund Operating Expenses do not match the Ratio of Expenses to Average Net Assets of the fund as set forth in the Financial Highlights table of the fund’s prospectus, in part, because the Ratio of Expenses to Average Net Asset in the prospectus reflects the operating expenses of the fund and does not include Acquired Fund Fees and Expenses.
[4]	[Virtus Investment Advisers (“VIA”) has contractually agreed to observe, through December [●], 2022, [an irrevocable waiver of a portion of its advisory fees (“Management Fees” in the table above consist of administrative fees and advisory fees paid to VIA.), which reduces the contractual fee rate by [0.075%.]] Further to this agreement, beginning on February 1, 2021 VIA may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expense limit in effect at the time of such waiver/reimbursement or recoupment.]